EXPLORATION AND EVALUATION INTERESTS - Red Chris Properties (Details)	Oct. 18, 2022 CAD ($) property installment shares	Oct. 14, 2021	Oct. 02, 2020	Dec. 31, 2022 CAD ($)
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty		1.00%	1.00%
Red Chris Properties | Coast Copper Corp
Exploration And Evaluation Interests [Line Items]
Number of properties acquired | property	3
Total consideration	$ 3,000,000
Number of equal cash installments | installment	6
Cash consideration payable per installment	$ 250,000
Equity consideration payable per installment	$ 250,000
Number of days over which volume weighted average trading price is calculated	20 days
Number of shares to be issue at each installment | shares	39,936
Value of shares to issue at each installment	$ 238,000
Cash obligation recognized as of acquisition date	1,079,000
Commitment to issue shares recognized	$ 1,250,000
Number of outstanding installments | installment	5
Discount rate	10.00%
Business acquisition transaction costs				$ 54,000
Number of property subject to NSR Royalty | property	1
Percentage of net smelter return royalty	2.00%
Consideration for SNR repurchased	$ 2,000,000
Period of right of purchase interest	120 days